Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0001576789
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-36158
Entity Registrant Name	WIX.COM LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	40 Namal Tel Aviv St.
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6350671
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	WIX
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	56,027,758
Business Contact [Member]
Entity Registrant Name	Wix.com Ltd.
Contact Personnel Name	Eitan Israeli
Entity Address, Address Line One	40 Namal Tel Aviv St.
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6350671
City Area Code	972 (3)
Local Phone Number	545-4900